UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-5576

Name of Fund:  Merrill Lynch Global Allocation Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


Merrill Lynch Global Allocation Fund, Inc.


Schedule of Investments as of July 31, 2005                                                                     (in U.S. dollars)

Country             Industry*                    Shares Held   Common Stocks                                            Value
Australia - 0.9%    Food Products - 0.1%           7,500,000   Burns Philp & Co., Ltd. (b)                        $     5,195,317

                    Metals & Mining - 0.7%         3,250,000   BHP Billiton Ltd. (c)                                   48,119,223
                                                   1,000,000   Rio Tinto Ltd. (c)                                      37,108,982
                                                                                                                  ---------------
                                                                                                                       85,228,205

                    Oil, Gas & Consumable            400,000   Woodside Petroleum Ltd.                                  9,151,957
                    Fuels - 0.1%

                    Transportation                 1,250,000   Macquarie Infrastructure Group                           3,775,629
                    Infrastructure - 0.0%

                                                               Total Common Stocks in Australia                       103,351,108


Belgium - 0.1%      Diversified                      351,976   Belgacom SA                                             12,460,192
                    Telecommunication
                    Services - 0.1%

                    Leisure Equipment &              124,979   AGFA-Gevaert NV                                          3,476,177
                    Products - 0.0%

                                                               Total Common Stocks in Belgium                          15,936,369


Brazil - 0.6%       Metals & Mining - 0.2%           125,000   Cia Vale do Rio Doce (e)                                 4,070,000
                                                     725,000   Cia Vale do Rio Doce (Sponsored) (e)                    20,191,250
                                                                                                                  ---------------
                                                                                                                       24,261,250

                    Oil, Gas & Consumable            750,000   Petroleo Brasileiro SA (c)(e)                           39,427,500
                    Fuels - 0.4%

                                                               Total Common Stocks in Brazil                           63,688,750

Canada - 1.0%       Chemicals - 0.1%                 290,000   Agrium Inc.                                              6,632,300

                    Communications                 8,688,000   Nortel Networks Corp. (b)                               22,849,440
                    Equipment - 0.2%

                    Media - 0.2%                     701,400   Rogers Communications, Inc. Class B                     25,902,702

                    Metals & Mining - 0.2%         1,300,000   Placer Dome, Inc.                                       18,031,000

                    Multiline Retail - 0.1%        1,365,500   Hudson's Bay Co.                                        15,894,355

                    Oil, Gas & Consumable            139,300   Petro-Canada                                            10,002,512
                    Fuels - 0.1%                      18,000   Suncor Energy, Inc.                                        880,215
                                                      75,000   Talisman Energy, Inc.                                    3,284,596
                                                                                                                  ---------------
                                                                                                                       14,167,323

                    Road & Rail - 0.1%               210,000   CP Railway Limited (USD)                                 8,156,400
                                                      90,000   Canadian Pacific Railway Ltd.                            3,487,092
                                                                                                                  ---------------
                                                                                                                       11,643,492

                                                               Total Common Stocks in Canada                          115,120,612


China - 0.3%        Automobiles - 0.0%             8,000,000   Denway Motors Ltd.                                       3,124,760

                    Insurance - 0.0%                 115,400   China Life Insurance Co. Ltd. (b)(c)(e)                  3,437,766
                                                   1,325,500   Ping An Insurance Group Co. of China Ltd.                2,210,374
                                                                                                                  ---------------
                                                                                                                        5,648,140

                    Machinery - 0.1%              24,766,000   Shanghai Electric Group Corp. (b)                        6,180,032

                    Oil, Gas & Consumable         18,100,000   China Shenhua Energy Co. Ltd. Class H (b)               19,207,270
                    Fuels - 0.2%

                    Transportation                 3,250,000   Hainan Meilan International Airport Co., Ltd.            1,860,244
                    Infrastructure - 0.0%

                                                               Total Common Stocks in China                            36,020,446


Denmark - 0.1%      Commercial Banks - 0.1%          344,616   Danske Bank A/S                                         10,759,048

                                                               Total Common Stocks in Denmark                          10,759,048


Finland - 0.3%      Communications                 1,030,700   Nokia Oyj (e)                                           16,439,665
                    Equipment - 0.2%

                    Electric Utilities - 0.1%        788,876   Fortum Oyj                                              14,440,241

                                                               Total Common Stocks in Finland                          30,879,906


France - 1.1%       Automobiles - 0.1%               179,197   Peugeot SA                                              11,524,839

                    Commercial Banks - 0.3%          296,290   BNP Paribas                                             21,411,778
                                                     461,998   Credit Agricole SA                                      12,657,146
                                                                                                                  ---------------
                                                                                                                       34,068,924

                    Communications                   244,500   Alcatel SA (b)(e)                                        2,982,900
                    Equipment - 0.1%

                    Construction &                   126,569   Vinci SA                                                10,264,171
                    Engineering - 0.1%

                    Food & Staples                   315,504   Carrefour SA                                            14,909,324
                    Retailing - 0.1%

                    Metals & Mining - 0.1%           596,668   Arcelor                                                 12,818,526

                    Oil, Gas & Consumable            142,093   Total SA                                                35,598,008
                    Fuels - 0.3%

                                                               Total Common Stocks in France                          122,166,692


Germany - 0.8%      Air Freight &                    690,649   Deutsche Post AG                                        17,138,767
                    Logistics - 0.1%

                    Auto Components - 0.1%           166,052   Continental AG                                          12,878,561

                    Commercial Banks - 0.1%          212,159   Deutsche Postbank AG                                    11,021,916

                    Construction &                   263,565   Hochtief AG                                             10,021,992
                    Engineering - 0.1%

                    Diversified Financial            142,763   Deutsche Boerse AG                                      12,530,971
                    Services - 0.1%

                    Electric Utilities - 0.1%        140,278   E.ON AG                                                 13,001,475

                    Multi-Utilities - 0.2%           299,084   RWE AG                                                  20,034,914

                                                               Total Common Stocks in Germany                          96,628,596


Hong Kong - 0.6%    Commercial Banks - 0.1%        1,133,659   HSBC Holdings Plc Hong Kong Registered                  18,382,195

                    Industrial                     2,999,950   Hutchison Whampoa Ltd.                                  29,201,692
                    Conglomerates - 0.3%

                    Real Estate - 0.2%             1,000,000   Cheung Kong Holdings Ltd.                               10,749,335
                                                   3,000,000   Wharf Holdings Ltd.                                     11,237,268
                                                                                                                  ---------------
                                                                                                                       21,986,603

                                                               Total Common Stocks in Hong Kong                        69,570,490


Hungary - 0.0%      Oil, Gas & Consumable             50,627   Mol Magyar Olaj- es Gazipari Rt.                         5,070,040
                    Fuels - 0.0%

                                                               Total Common Stocks in Hungary                           5,070,040


India - 2.6%        Automobiles - 0.2%               550,000   Bajaj Auto Ltd.                                         18,273,826
                                                     400,000   Tata Motors Ltd.                                         4,425,670
                                                                                                                  ---------------
                                                                                                                       22,699,496

                    Chemicals - 1.0%               7,500,000   Reliance Industries Ltd.                               120,866,859

                    Commercial Banks - 0.1%          500,000   Oriental Bank Of Commerce                                3,175,144
                                                     568,500   State Bank of India Ltd.                                10,452,878
                                                                                                                  ---------------
                                                                                                                       13,628,022

                    Construction &                   300,000   Larsen & Toubro Ltd.                                     8,772,445
                    Engineering - 0.1%

                    Construction                  10,494,983   Gujarat Ambuja Cements Ltd.                             15,543,991
                    Materials - 0.1%

                    Diversified                    3,500,000   Mahanagar Telephone Nigam Ltd.                          10,813,424
                    Telecommunication
                    Services - 0.1%

                    Household                      5,000,000   Hindustan Lever Ltd.                                    19,216,160
                    Products - 0.2%

                    IT Services - 0.4%               897,600   Infosys Technologies Ltd.                               46,859,807

                    Oil, Gas & Consumable            150,000   Hindustan Petroleum Corp.                                1,007,303
                    Fuels - 0.0%

                    Pharmaceuticals - 0.0%           100,000   Wockhardt Ltd.                                           1,013,352

                    Road & Rail - 0.1%               470,000   Container Corp. Of India                                11,414,595

                    Thrifts & Mortgage             1,400,000   Housing Development Finance Corp. Ltd.                  29,833,794
                    Finance - 0.3%

                                                               Total Common Stocks in India                           301,669,248


Indonesia - 0.1%    Commercial                    11,000,000   Bank Danamon Indonesia Tbk PT                            6,275,968
                    Banks - 0.1%

                                                               Total Common Stocks in Indonesia                         6,275,968


Ireland - 0.1%      Commercial Banks - 0.1%          908,407   Bank of Ireland                                         15,122,904

                                                               Total Common Stocks in Ireland                          15,122,904


Israel - 0.3%       Communications                 3,036,217   ECI Telecom Ltd. (b)(e)                                 24,623,720
                    Equipment - 0.2%                 159,588   Ectel Ltd. (b)(e)                                          670,270
                                                                                                                  ---------------
                                                                                                                       25,293,990

                    Pharmaceuticals - 0.1%           150,000   Teva Pharmaceutical Industries Ltd. (e)                  4,710,000

                                                               Total Common Stocks in Israel                           30,003,990

Italy - 0.7%        Commercial Banks - 0.3%        2,592,089   Capitalia SpA                                           15,081,932
                                                   3,042,183   UniCredito Italiano SpA                                 16,125,178
                                                                                                                  ---------------
                                                                                                                       31,207,110

                    Electric                       1,369,029   Enel SpA                                                11,742,502
                    Utilities - 0.1%

                    Insurance - 0.1%                 297,437   Fondiaria-Sai SpA                                        8,436,386

                    Oil, Gas & Consumable            954,979   ENI SpA                                                 27,069,926
                    Fuels - 0.2%


                                                               Total Common Stocks in Italy                            78,455,924


Japan - 8.1%        Auto Components - 0.1%           450,000   Toyota Industries Corp.                                 12,855,239

                    Automobiles - 0.6%             2,100,000   Fuji Heavy Industries Ltd.                               9,014,721
                                                     179,100   Honda Motor Co., Ltd.                                    9,248,379
                                                   3,082,000   Suzuki Motor Corp.                                      49,051,866
                                                      23,500   Toyota Motor Corp.                                         890,933
                                                                                                                  ---------------
                                                                                                                       68,205,899

                    Beverages - 0.5%                   1,500   Coca-Cola Central Japan Co., Ltd.                       11,896,454
                                                     815,500   Coca-Cola West Japan Co., Ltd.                          17,604,094
                                                     717,000   Hokkaido Coca-Cola Bottling Co., Ltd.                    4,796,621
                                                   1,007,000   Kinki Coca-Cola Bottling Co., Ltd.                      10,000,120
                                                   1,477,500   Mikuni Coca-Cola Bottling Co., Ltd.                     13,881,524
                                                                                                                  ---------------
                                                                                                                       58,178,813

                    Building Products - 0.1%         800,000   Asahi Glass Co., Ltd.                                    7,707,116

                    Capital Markets - 0.1%         1,000,000   Nomura Holdings, Inc.                                   11,870,880

                    Chemicals - 0.3%               1,500,000   Asahi Kasei Corp.                                        6,738,662
                                                     500,000   Shin-Etsu Chemical Co., Ltd.                            18,959,423
                                                     750,000   Sumitomo Chemical Co., Ltd.                              3,826,771
                                                                                                                  ---------------
                                                                                                                       29,524,856

                    Commercial Banks - 0.3%        1,500,000   The Bank of Yokohama Ltd. (b)                            8,497,111
                                                          24   Mitsubishi Tokyo Financial Group, Inc.                     200,543
                                                     699,600   Shinsei Bank Ltd.                                        3,765,087
                                                       3,848   Sumitomo Mitsui Financial Group, Inc.                   25,376,605
                                                                                                                  ---------------
                                                                                                                       37,839,346

                    Construction &                 1,900,000   JGC Corp.                                               23,652,276
                    Engineering - 0.3%             1,440,000   Kinden Corp.                                            10,587,685
                                                                                                                  ---------------
                                                                                                                       34,239,961

                    Consumer Finance - 0.2%          550,000   Credit Saison Co., Ltd.                                 18,368,005

                    Electrical                     1,421,486   RHJ International (b)                                   34,532,261
                    Equipment - 0.3%

                    Electronic Equipment &         1,500,000   Hitachi Ltd.                                             9,131,990
                    Instruments - 0.2%               300,000   Murata Manufacturing Co., Ltd.                          14,512,352
                                                                                                                  ---------------
                                                                                                                       23,644,342

                    Food & Staples                   600,000   Ito-Yokado Co., Ltd.                                    19,926,021
                    Retailing - 0.2%                 200,000   Ministop Co., Ltd.                                       3,642,222
                                                                                                                  ---------------
                                                                                                                       23,568,243

                    Food Products - 0.2%           1,900,000   Ajinomoto Co., Inc.                                     20,142,389
                                                     250,000   House Foods Corp.                                        3,681,255
                                                                                                                  ---------------
                                                                                                                       23,823,644

                    Gas Utilities - 0.2%           5,000,000   Tokyo Gas Co., Ltd.                                     18,221,383

                    Household Durables - 0.0%        175,000   Rinnai Corp.                                             4,219,743

                    Household Products - 0.1%        419,700   Rohto Pharmaceutical Co., Ltd.                           5,440,275

                    Insurance - 2.6%               8,998,600   Aioi Insurance Co., Ltd.                                42,759,555
                                                       7,052   Millea Holdings, Inc.                                   92,427,159
                                                   9,145,350   Mitsui Sumitomo Insurance Co., Ltd.                     81,366,878
                                                  11,298,000   Nipponkoa Insurance Co., Ltd.                           72,928,405
                                                     388,000   Nissay Dowa General Insurance Co., Ltd.                  1,934,524
                                                                                                                  ---------------
                                                                                                                      291,416,521

                    Machinery - 0.3%                 220,000   Fanuc Ltd.                                              15,650,671
                                                   2,500,000   Kubota Corp.                                            14,574,215
                                                                                                                  ---------------
                                                                                                                       30,224,886

                    Media - 0.1%                     765,500   Toho Co., Ltd.                                          11,513,321

                    Office Electronics - 0.4%        600,000   Brother Industries Ltd.                                  5,044,279
                                                     738,000   Canon, Inc.                                             36,403,164
                                                                                                                  ---------------
                                                                                                                       41,447,443

                    Pharmaceuticals - 0.6%         1,642,300   Shionogi & Co., Ltd.                                    20,320,913
                                                     750,000   Takeda Pharmaceutical Co., Ltd.                         38,425,804
                                                   1,500,000   Tanabe Seiyaku Co., Ltd.                                14,100,984
                                                                                                                  ---------------
                                                                                                                       72,847,701

                    Real Estate - 0.2%                 4,121   Marco Polo Investment Holdings Ltd.                      8,242,458
                                                       2,185   NTT Urban Development Co.                                9,177,549
                                                                                                                  ---------------
                                                                                                                       17,420,007

                    Road & Rail - 0.0%                 2,000   East Japan Railway Co.                                   9,832,792
                                                       1,040   West Japan Railway Co.                                   3,487,296
                                                                                                                  ---------------
                                                                                                                       13,320,088

                    Trading Companies &              500,000   Mitsubishi Corp.                                         7,136,890
                    Distributors - 0.1%              400,000   Mitsui & Co., Ltd.                                       3,860,756
                                                                                                                  ---------------
                                                                                                                       10,997,646

                    Wireless                          12,100   NTT DoCoMo, Inc.                                        19,050,329
                    Telecommunication
                    Services - 0.1%

                                                               Total Common Stocks in Japan                           920,477,948


Malaysia - 0.6%     Diversified                    2,500,000   Telekom Malaysia Bhd                                     7,253,662
                    Telecommunication
                    Services - 0.1%

                    Electric                       5,700,000   Tenaga Nasional Bhd                                     16,869,751
                    Utilities - 0.1%

                    Food Products - 0.2%           6,100,000   IOI Corp. Bhd                                           17,881,754

                    Independent Power              1,000,000   Malakoff Bhd                                             2,081,785
                    Producers & Energy
                    Traders - 0.0%

                    Tobacco - 0.1%                   900,000   British American Tobacco Malaysia Bhd                    9,598,720

                    Wireless                       4,500,000   Maxis Communications Bhd                                11,988,794
                    Telecommunication
                    Services - 0.1%

                                                               Total Common Stocks in Malaysia                         65,674,466


Mexico - 0.4%       Beverages - 0.1%                 200,000   Fomento Economico Mexicano SA de CV (e)                 13,000,000

                    Food Products - 0.1%             700,000   Grupo Industrial Maseca SA de CV (c)(e)                  6,720,000

                    Media - 0.2%                     350,000   Grupo Televisa SA (e)                                   23,089,500

                                                               Total Common Stocks in Mexico                           42,809,500


Netherlands - 0.7%  Commercial Services &          1,056,817   Buhrmann NV                                             11,986,229
                    Supplies - 0.1%

                    Diversified Financial            621,557   ING Groep NV CVA                                        18,821,755
                    Services - 0.2%

                    Food & Staples                 1,501,620   Koninklijke Ahold NV (b)                                13,210,888
                    Retailing - 0.1%                 473,202   Koninklijke Ahold NV (e)(g)                              3,951,473
                                                                                                                  ---------------
                                                                                                                       17,162,361

                    Food Products - 0.1%             375,000   Koninklijke Wessanen NV CVA                              5,898,409

                    Household Durables - 0.1%        391,086   Koninklijke Philips Electronics NV (b)                  10,623,400

                    Insurance - 0.1%                 850,800   Aegon NV                                                12,192,173

                                                               Total Common Stocks in the Netherlands                  76,684,327


New Zealand - 0.1%  Diversified                    2,000,000   Telecom Corp. of New Zealand Ltd.                        8,599,724
                    Telecommunication
                    Services - 0.1%

                                                               Total Common Stocks in New Zealand                       8,599,724


Norway - 0.4%       Commercial Banks - 0.1%        1,129,120   DNB NOR ASA                                             11,809,610

                    Diversified                    1,408,994   Telenor ASA                                             12,131,957
                    Telecommunication
                    Services - 0.1%

                    Oil, Gas & Consumable            877,930   Statoil ASA                                             19,084,328
                    Fuels - 0.2%

                                                               Total Common Stocks in Norway                           43,025,895


Portugal - 0.1%     Electric                       5,132,310   Energias de Portugal SA                                 13,711,558
                    Utilities - 0.1%

                                                               Total Common Stocks in Portugal                         13,711,558


Singapore - 1.3%    Commercial Banks - 0.1%        1,410,000   Oversea-Chinese Banking Corp.                           10,934,936

                    Diversified                   16,000,000   Singapore Telecommunications Ltd.                       26,848,474
                    Telecommunication
                    Services - 0.2%

                    Health Care Providers &        8,500,000   Parkway Holdings Ltd.                                   10,743,197
                    Services - 0.1%

                    Industrial                     1,550,000   Fraser and Neave Ltd.                                   15,272,694
                    Conglomerates - 0.5%           5,000,000   Keppel Corp. Ltd.                                       37,772,409
                                                                                                                  ---------------
                                                                                                                       53,045,103

                    Real Estate - 0.2%             7,000,000   CapitaLand Ltd.                                         11,904,611
                                                   7,150,000   Keppel Land Ltd.                                        13,860,101
                                                                                                                  ---------------
                                                                                                                       25,764,712

                    Transportation                 9,000,000   SembCorp Logistics Ltd.                                  9,865,984
                    Infrastructure - 0.1%

                    Wireless                      12,000,000   MobileOne Ltd.                                          14,894,702
                    Telecommunication
                    Services - 0.1%

                                                               Total Common Stocks in Singapore                       152,097,108


South               Paper & Forest                   525,000   Sappi Ltd. (e)                                           5,538,750
Africa - 0.0%       Products - 0.0%

                                                               Total Common Stocks in South Africa                      5,538,750


South Korea - 2.4%  Chemicals - 0.2%                 142,600   LG Chem Ltd.                                             5,266,739
                                                   1,008,700   Samsung Fine Chemicals Co., Ltd.                        21,626,833
                                                                                                                  ---------------
                                                                                                                       26,893,572

                    Commercial Banks - 0.1%          800,000   Pusan Bank                                               8,085,830

                    Diversified                    2,200,000   KT Corp. (e)                                            48,708,000
                    Telecommunication
                    Services - 0.4%

                    Electric Utilities - 0.2%        700,000   Korea Electric Power Corp.                              24,309,275

                    Electrical                       550,000   LS Cable Ltd.                                           12,532,437
                    Equipment - 0.1%

                    Food Products - 0.2%             248,000   CJ Corp.                                                17,264,849
                                                      20,000   Nong Shim Co., Ltd.                                      5,766,190
                                                                                                                  ---------------
                                                                                                                       23,031,039

                    Metals & Mining - 0.6%           210,330   POSCO                                                   41,834,834
                                                     500,000   POSCO (e)                                               24,950,000
                                                                                                                  ---------------
                                                                                                                       66,784,834

                    Textiles, Apparel &              250,000   Cheil Industries, Inc.                                   4,550,154
                    Luxury Goods - 0.1%

                    Tobacco - 0.4%                 1,150,000   KT&G Corp.                                              46,190,509

                    Wireless                         371,650   SK Telecom Co., Ltd. (e)                                 7,979,326
                    Telecommunication                 19,640   SK Telecom Co., Ltd.                                     3,740,611
                    Services - 0.1%                                                                               ---------------
                                                                                                                       11,719,937

                                                               Total Common Stocks in South Korea                     272,805,587


Spain - 0.3%        Diversified                      186,798   Telefonica SA (e)                                        9,423,959
                    Telecommunication
                    Services - 0.1%

                    Oil, Gas & Consumable            702,941   Repsol YPF SA                                           19,666,822
                    Fuels - 0.2%

                                                               Total Common Stocks in Spain                            29,090,781


Sweden - 0.1%       Diversified Financial            722,602   Investor AB                                             10,781,191
                    Services - 0.1%

                                                               Total Common Stocks in Sweden                           10,781,191


Switzerland - 0.5%  Capital Markets - 0.2%           593,600   Credit Suisse Group                                     24,876,853

                    Chemicals - 0.1%                 605,253   Clariant AG                                              8,412,434

                    Construction                     239,576   Holcim Ltd.                                             14,844,340
                    Materials - 0.1%

                    Food Products - 0.0%               8,500   Nestle SA Registered Shares                              2,339,422

                    Insurance - 0.1%                  73,605   Swiss Life Holding                                      10,392,655

                                                               Total Common Stocks in Switzerland                      60,865,704


Taiwan - 0.5%       Building                       2,200,000   Taiwan Glass Industrial Corp.                            1,921,566
                    Products - 0.0%

                    Commercial                    11,505,560   SinoPac Financial Holdings Co., Ltd.                     5,642,292
                    Banks - 0.1%                   9,132,043   Taishin Financial Holdings Co., Ltd.                     6,524,012
                                                                                                                  ---------------
                                                                                                                       12,166,304

                    Diversified                    1,250,000   Chunghwa Telecom Co. Ltd. (c)(e)                        26,887,500
                    Telecommunication
                    Services - 0.2%

                    Electronic Equipment &         6,289,428   Delta Electronics, Inc.                                 10,921,623
                    Instruments - 0.1%

                    Machinery - 0.1%               6,000,000   Yungtay Engineering Co., Ltd.                            3,519,737

                                                               Total Common Stocks in Taiwan                           55,416,730


Thailand - 0.9%     Commercial                    19,500,000   Siam Commercial Bank PCL Foreign Shares                 22,917,525
                    Banks - 0.2%

                    Construction                   2,500,000   Siam Cement PCL Foreign Shares                          14,678,518
                    Materials - 0.2%                 641,700   Siam City Cement PCL Foreign Shares                      4,316,022
                                                                                                                  ---------------
                                                                                                                       18,994,540

                    Electronic Equipment &        10,500,000   Hana Microelectronics PCL                                5,624,550
                    Instruments - 0.0%

                    Food Products - 0.0%           3,300,000   Thai Union Frozen Products PCL Foreign Shares            2,258,932

                    Household                     38,000,000   Land and Houses PCL Foreign Shares                       7,001,119
                    Durables - 0.1%

                    Oil, Gas & Consumable          1,500,000   PTT Exploration & Production PCL                        15,277,444
                    Fuels - 0.4%                   4,750,000   PTT PCL                                                 26,471,295
                                                                                                                  ---------------
                                                                                                                       41,748,739

                    Real Estate - 0.0%             9,000,000   Sansiri PCL Foreign Shares                                 553,447

                    Transportation                 4,500,000   Bangkok Expressway PCL Foreign Shares                    2,837,497
                    Infrastructure - 0.0%

                                                               Total Common Stocks in Thailand                        101,936,349


United              Aerospace &                    3,090,377   BAE Systems Plc                                         16,731,462
Kingdom - 2.7%      Defense - 0.1%

                    Beverages - 0.1%                 180,500   Diageo Plc (e)                                          10,048,435

                    Commercial Banks - 0.8%        3,090,354   Barclays Plc                                            30,277,135
                                                   1,566,464   HBOS Plc                                                23,806,831
                                                   1,190,400   Royal Bank of Scotland Group Plc                        35,423,418
                                                                                                                  ---------------
                                                                                                                       89,507,384

                    Food & Staples                   970,468   Boots Group Plc                                         10,335,366
                    Retailing - 0.1%

                    Food Products - 0.1%             965,740   Cadbury Schweppes Plc                                    9,284,825
                                                     756,900   RHM Plc (b)                                              3,864,522
                                                                                                                  ---------------
                                                                                                                       13,149,347

                    Industrial                       778,794   Smiths Group Plc                                        13,118,563
                    Conglomerates - 0.1%

                    Insurance - 0.0%               1,656,230   Prudential Plc                                          15,614,144

                    Oil, Gas & Consumable          2,769,372   BP Plc                                                  30,510,682
                    Fuels - 0.4%                     200,000   Royal Dutch Shell Plc (e)                               12,256,000
                                                                                                                  ---------------
                                                                                                                       42,766,682

                    Pharmaceuticals - 0.2%           100,000   AstraZeneca Group Plc (e)                                4,544,000
                                                     564,151   GlaxoSmithKline Plc                                     13,288,965
                                                                                                                  ---------------
                                                                                                                       17,832,965

                    Specialty Retail - 0.1%        1,992,811   Kesa Electricals Plc                                     8,862,856

                    Transportation                 1,124,378   BAA Plc                                                 11,931,526
                    Infrastructure - 0.1%

                    Wireless                      15,340,815   Vodafone Group Plc                                      39,581,608
                    Telecommunication                700,000   Vodafone Group Plc (e)                                  18,081,000
                    Services - 0.5%                                                                               ---------------
                                                                                                                       57,662,608

                                                               Total Common Stocks in the United Kingdom              307,561,338


United              Aerospace &                       47,000   General Dynamics Corp.                                   5,413,930
States - 27.1%      Defense - 0.1%                   125,000   Raytheon Co.                                             4,916,250
                                                                                                                  ---------------
                                                                                                                       10,330,180

                    Air Freight &                    110,000   FedEx Corp.                                              9,249,900
                    Logistics - 0.1%

                    Auto Components - 0.1%           225,000   Lear Corp.                                               9,623,250

                    Beverages - 0.4%                 281,000   Anheuser-Busch Cos., Inc.                               12,462,350
                                                     400,000   The Coca-Cola Co.                                       17,504,000
                                                     188,400   Molson Coors Brewing Co. Class B                        11,812,680
                                                                                                                  ---------------
                                                                                                                       41,779,030

                    Biotechnology - 0.0%              56,200   Amgen, Inc. (b)                                          4,481,950
                                                      50,000   Celgene Corp. (b)                                        2,392,500
                                                                                                                  ---------------
                                                                                                                        6,874,450

                    Capital Markets - 0.5%           417,600   The Bank of New York Co., Inc.                          12,853,728
                                                     200,000   The Charles Schwab Corp.                                 2,740,000
                                                      25,000   Goldman Sachs Group, Inc.                                2,687,000
                                                   1,717,500   Knight Capital Group, Inc. Class A (b)                  13,568,250
                                                      25,000   Lehman Brothers Holdings, Inc.                           2,628,250
                                                     175,000   Mellon Financial Corp.                                   5,330,500
                                                     300,000   Morgan Stanley                                          15,915,000
                                                                                                                  ---------------
                                                                                                                       55,722,728

                    Chemicals - 0.1%                 300,000   E.I. du Pont de Nemours & Co.                           12,804,000
                                                     193,000   Lyondell Chemical Co.                                    5,392,420
                                                                                                                  ---------------
                                                                                                                       18,196,420

                    Commercial Banks - 0.6%          249,900   Bank of America Corp.                                   10,895,640
                                                     400,000   Fifth Third Bancorp                                     17,240,000
                                                     213,090   Santander BanCorp                                        5,955,866
                                                     219,300   Wachovia Corp.                                          11,048,334
                                                     350,000   Wells Fargo & Co.                                       21,469,000
                                                                                                                  ---------------
                                                                                                                       66,608,840

                    Commercial Services &              8,200   ChoicePoint, Inc. (b)                                      357,520
                    Supplies - 0.0%

                    Communications                 2,439,300   3Com Corp. (b)                                           8,879,052
                    Equipment - 0.7%                 196,428   ADC Telecommunications, Inc. (b)(c)                      5,134,628
                                                   2,000,000   Cisco Systems, Inc. (b)                                 38,300,000
                                                     150,000   Comverse Technology, Inc. (b)(c)                         3,793,500
                                                   1,200,000   JDS Uniphase Corp. (b)                                   1,812,000
                                                     800,000   Lucent Technologies, Inc. (b)                            2,344,000
                                                     230,000   Motorola, Inc.                                           4,871,400
                                                   1,000,000   Tellabs, Inc. (b)                                        9,720,000
                                                                                                                  ---------------
                                                                                                                       74,854,580

                    Computers &                    1,600,000   Adaptec, Inc. (b)                                        6,160,000
                    Peripherals - 0.7%             1,250,000   Brocade Communications Systems, Inc. (b)                 5,600,000
                                                     900,000   Hewlett-Packard Co.                                     22,158,000
                                                     275,000   International Business Machines Corp.                   22,951,500
                                                   1,650,000   Maxtor Corp. (b)                                         9,735,000
                                                   3,000,000   Sun Microsystems, Inc. (b)                              11,520,000
                                                                                                                  ---------------
                                                                                                                       78,124,500

                    Construction &                   150,000   Chicago Bridge & Iron Co. NV                             4,192,500
                    Engineering - 1.8%             5,167,500   Foster Wheeler Ltd. (b)(o)                             119,369,250
                                                   2,790,500   McDermott International, Inc. (b)                       66,106,945
                                                   1,842,200   Quanta Services, Inc. (b)                               19,379,944
                                                                                                                  ---------------
                                                                                                                      209,048,639

                    Consumer Finance - 0.0%          200,000   MBNA Corp.                                               5,032,000

                    Containers &                     600,000   Crown Holdings, Inc. (b)                                 9,474,000
                    Packaging - 0.1%                 500,000   Smurfit-Stone Container Corp. (b)                        6,065,000
                                                                                                                  ---------------
                                                                                                                       15,539,000

                    Diversified Consumer             175,000   Career Education Corp. (b)                               6,788,250
                    Services - 0.3%                1,481,200   Corinthian Colleges, Inc. (b)(c)                        20,336,876
                                                     300,000   Stewart Enterprises, Inc. Class A                        2,253,000
                                                                                                                  ---------------
                                                                                                                       29,378,126

                    Diversified Financial            300,000   CIT Group, Inc.                                         13,242,000
                    Services - 0.9%                1,517,258   Citigroup, Inc. (h)                                     66,000,723
                                                     500,000   JPMorgan Chase & Co.                                    17,570,000
                                                     243,594   Leucadia National Corp.                                  9,634,143
                                                                                                                  ---------------
                                                                                                                      106,446,866

                    Diversified                       25,879   AboveNet, Inc. (b)                                         646,975
                    Telecommunication                320,000   BellSouth Corp.                                          8,832,000
                    Services - 0.7%                   50,000   CenturyTel, Inc.                                         1,718,500
                                                     800,000   Cincinnati Bell, Inc. (b)                                3,632,000
                                                     775,000   General Communication Class A (b)                        7,967,000
                                                     145,100   Metromedia International Group, Inc. (b)                   232,160
                                                     950,000   SBC Communications, Inc.                                23,227,500
                                                     750,000   Sprint Corp.                                            20,175,000
                                                     500,000   Verizon Communications, Inc.                            17,115,000
                                                                                                                  ---------------
                                                                                                                       83,546,135

                    Electric                         300,000   PPL Corp.                                               18,474,000
                    Utilities - 0.2%

                    Electronic Equipment &           200,000   Jabil Circuit, Inc. (b)                                  6,238,000
                    Instruments - 0.2%             1,450,000   Sanmina-SCI Corp. (b)                                    6,931,000
                                                   1,210,200   Solectron Corp. (b)                                      4,647,168
                                                                                                                  ---------------
                                                                                                                       17,816,168

                    Energy Equipment &                89,200   Baker Hughes, Inc.                                       5,043,368
                    Services - 1.2%                  391,700   ENSCO International, Inc.                               15,816,846
                                                     500,000   GlobalSantaFe Corp.                                     22,495,000
                                                     146,700   Halliburton Co.                                          8,222,535
                                                     750,000   Key Energy Services, Inc. (b)                            9,825,000
                                                     250,000   Maverick Tube Corp. (b)                                  8,292,500
                                                      82,700   Noble Corp.                                              5,555,786
                                                     473,500   Rowan Cos., Inc.                                        16,174,760
                                                     332,100   Schlumberger Ltd.                                       27,810,054
                                                      78,300   Tidewater, Inc.                                          3,160,971
                                                     152,100   Todco Class A (b)                                        4,670,991
                                                     147,400   Transocean, Inc. (b)                                     8,317,782
                                                                                                                  ---------------
                                                                                                                      135,385,593

                    Food & Staples                   400,000   CVS Corp.                                               12,412,000
                    Retailing - 0.6%               1,000,000   Wal-Mart Stores, Inc.                                   49,350,000
                                                     200,000   Walgreen Co.                                             9,572,000
                                                                                                                  ---------------
                                                                                                                       71,334,000

                    Food Products - 0.4%             230,000   Archer-Daniels-Midland Co.                               5,276,200
                                                     210,000   ConAgra Foods, Inc.                                      4,769,100
                                                     320,000   Corn Products International, Inc.                        7,702,400
                                                     125,000   HJ Heinz Co.                                             4,597,500
                                                     125,000   Ralcorp Holdings, Inc.                                   5,375,000
                                                     275,000   Sara Lee Corp.                                           5,480,750
                                                     605,000   Tyson Foods, Inc. Class A                               11,277,200
                                                                                                                  ---------------
                                                                                                                       44,478,150

                    Health Care Equipment &          250,000   Baxter International, Inc.                               9,817,500
                    Supplies - 0.1%                  150,000   Waters Corp. (b)                                         6,792,000
                                                                                                                  ---------------
                                                                                                                       16,609,500

                    Health Care Providers &          125,000   AmerisourceBergen Corp.                                  8,973,750
                    Services - 0.7%                  400,000   HCA, Inc.                                               19,700,000
                                                     100,000   HealthSouth Corp. (b)                                      536,000
                                                     100,000   Health Management Associates, Inc. Class A               2,380,000
                                                      75,000   Humana, Inc. (b)                                         2,988,750
                                                      50,000   LifePoint Hospitals, Inc. (b)                            2,338,000
                                                     163,275   Manor Care, Inc.                                         6,197,919
                                                     100,000   Tenet Healthcare Corp. (b)                               1,214,000
                                                     175,000   Triad Hospitals, Inc. (b)                                8,692,250
                                                     375,000   WellChoice, Inc. (b)                                    24,750,000
                                                                                                                  ---------------
                                                                                                                       77,770,669

                    Hotels, Restaurants &             11,200   Brinker International, Inc. (b)                            458,080
                    Leisure - 0.8%                    44,000   Darden Restaurants, Inc.                                 1,526,800
                                                   7,850,000   La Quinta Corp. (b)                                     70,650,000
                                                     150,000   Papa John's International, Inc. (b)(c)                   6,465,000
                                                     148,500   Wendy's International, Inc.                              7,677,450
                                                                                                                  ---------------
                                                                                                                       86,777,330

                    Household Products - 0.0%         70,000   Kimberly-Clark Corp.                                     4,463,200

                    IT Services - 0.1%               200,000   Automatic Data Processing, Inc.                          8,882,000

                    Independent Power                600,000   The AES Corp. (b)                                        9,630,000
                    Producers & Energy
                    Traders - 0.1%

                    Industrial                     3,500,000   General Electric Co.                                   120,750,000
                    Conglomerates - 1.3%             751,100   Tyco International Ltd.                                 22,886,017
                                                                                                                  ---------------
                                                                                                                      143,636,017

                    Insurance - 1.8%                 600,000   ACE Ltd. (h)                                            27,726,000
                                                     195,000   The Allstate Corp.                                      11,945,700
                                                   1,500,000   American International Group, Inc.                      90,300,000
                                                     264,000   Assurant, Inc.                                           9,754,800
                                                     153,300   Bristol West Holdings, Inc.                              2,808,456
                                                      68,700   Hartford Financial Services Group, Inc.                  5,535,159
                                                      31,000   Metlife, Inc.                                            1,523,340
                                                      70,000   Prudential Financial, Inc.                               4,683,000
                                                     800,000   The St. Paul Travelers Cos., Inc.                       35,216,000
                                                     200,000   XL Capital Ltd. Class A                                 14,364,000
                                                                                                                  ---------------
                                                                                                                      203,856,455

                    Internet Software &            1,334,900   webMethods, Inc. (b)                                     8,102,843
                    Services - 0.1%

                    Machinery - 0.1%                  50,000   Deere & Co.                                              3,676,500
                                                     330,000   Navistar International Corp. (b)                        11,269,500
                                                                                                                  ---------------
                                                                                                                       14,946,000

                    Media - 0.9%                     830,000   Comcast Corp. Class A (b)(c)                            25,505,900
                                                     250,000   The DIRECTV Group, Inc. (b)(c)                           3,850,000
                                                      65,000   Discovery Holding Co. (b)                                  927,550
                                                     100,000   Liberty Global, Inc. (b)                                 4,744,000
                                                     650,000   Liberty Media Corp. Class A (b)                          5,713,500
                                                     291,673   NTL, Inc. (b)                                           19,434,172
                                                     550,000   Time Warner, Inc.                                        9,361,000
                                                     160,000   Tribune Co.                                              5,840,000
                                                     944,363   Viacom, Inc. Class B                                    31,626,717
                                                                                                                  ---------------
                                                                                                                      107,002,839

                     Metals & Mining - 0.7%          500,000   Alcoa, Inc.                                             14,025,000
                                                     450,000   Aleris International, Inc. (b)                          10,291,500
                                                     450,000   Freeport-McMoRan Copper & Gold, Inc.                    18,126,000
                                                     750,000   Inco Ltd.                                               30,735,000
                                                     116,930   Mittal Steel Co. NV                                      3,405,002
                                                      90,000   United States Steel Corp.                                3,838,500
                                                                                                                  ---------------
                                                                                                                       80,421,002

                    Oil, Gas & Consumable            105,800   Alon USA Energy, Inc. (b)                                1,877,950
                    Fuels - 3.4%                     116,500   Amerada Hess Corp.                                      13,730,690
                                                     839,000   Chevron Corp.                                           48,670,390
                                                     315,000   ConocoPhillips                                          19,715,850
                                                     100,000   Consol Energy, Inc.                                      6,736,000
                                                     208,000   Devon Energy Corp.                                      11,666,720
                                                   5,442,700   El Paso Corp.                                           65,312,400
                                                     720,000   Exxon Mobil Corp.                                       42,300,000
                                                   1,611,000   International Coal Group, Inc. (b)(g)                   20,943,000
                                                      89,682   James River Coal Co. (b)                                 4,223,125
                                                     298,610   Kerr-McGee Corp.                                        23,951,508
                                                     650,000   Marathon Oil Corp.                                      37,934,000
                                                     100,000   Massey Energy Co.                                        4,325,000
                                                     112,900   Noble Energy, Inc.                                       9,315,379
                                                     392,400   Occidental Petroleum Corp.                              32,286,672
                                                     500,000   Rosetta Resources, Inc. (b)(j)                           8,000,000
                                                     310,000   Stone Energy Corp. (b)                                  16,495,100
                                                     275,000   Unocal Corp.                                            17,833,750
                                                     100,000   Williams Cos., Inc.                                      2,124,000
                                                                                                                  ---------------
                                                                                                                      387,441,534

                    Paper & Forest                   700,000   Bowater, Inc. (c)                                       23,667,000
                    Products - 0.4%                  150,000   Deltic Timber Corp.                                      6,411,000
                                                     500,000   International Paper Co.                                 15,800,000
                                                                                                                  ---------------
                                                                                                                       45,878,000

                    Personal Products - 0.1%         130,000   Avon Products, Inc.                                      4,252,300
                                                     130,000   The Gillette Co.                                         6,977,100
                                                                                                                  ---------------
                                                                                                                       11,229,400

                    Pharmaceuticals - 2.5%           445,670   Abbott Laboratories                                     20,781,592
                                                      22,100   Allergan, Inc.                                           1,975,077
                                                     280,400   Andrx Corp. (b)                                          5,201,420
                                                     902,100   Bristol-Myers Squibb Co.                                22,534,458
                                                     310,000   Eli Lilly & Co.                                         17,459,200
                                                      58,000   Forest Laboratories, Inc. (b)                            2,315,360
                                                     200,000   IVAX Corp. (b)                                           5,096,000
                                                     900,000   Johnson & Johnson                                       57,564,000
                                                      39,900   King Pharmaceuticals, Inc. (b)                             444,885
                                                   1,008,200   Merck & Co., Inc.                                       31,314,692
                                                   3,083,800   Pfizer, Inc.                                            81,720,700
                                                     689,800   Schering-Plough Corp.                                   14,361,636
                                                      53,100   Watson Pharmaceuticals, Inc. (b)                         1,773,540
                                                     404,100   Wyeth                                                   18,487,575
                                                                                                                  ---------------
                                                                                                                      281,030,135

                    Real Estate - 0.2%               175,000   Aames Investment Corp.                                   1,617,000
                                                     100,000   Catellus Development Corp.                               3,606,000
                                                     700,000   Friedman Billings Ramsey Group, Inc. Class A             9,842,000
                                                     148,530   Ventas, Inc.                                             4,796,034
                                                                                                                  ---------------
                                                                                                                       19,861,034

                    Road & Rail - 0.4%               300,000   CSX Corp.                                               13,662,000
                                                     472,300   Union Pacific Corp.                                     33,207,413
                                                                                                                  ---------------
                                                                                                                       46,869,413

                    Semiconductors &                 350,000   Agere Systems, Inc. Class A (b)                          3,916,500
                    Semiconductor                    240,000   Altera Corp. Class B (b)(c)                              5,248,800
                    Equipment - 0.4%                 859,200   Cirrus Logic, Inc. (b)                                   6,418,224
                                                     821,000   Intel Corp.                                             22,281,940
                                                     500,000   Micron Technology, Inc. (b)(c)                           5,940,000
                                                                                                                  ---------------
                                                                                                                       43,805,464

                    Software - 2.0%                1,300,000   BMC Software, Inc. (b)                                  24,817,000
                                                     580,000   Borland Software Corp. (b)                               3,891,800
                                                   2,503,589   Computer Associates International, Inc.                 68,723,518
                                                     300,000   Compuware Corp. (b)                                      2,529,000
                                                   3,325,300   Microsoft Corp.                                         85,160,933
                                                     445,400   Novell, Inc. (b)                                         2,708,032
                                                   2,500,800   Siebel Systems, Inc.                                    21,006,720
                                                     196,735   Symantec Corp. (b)                                       4,322,268
                                                   1,559,900   TIBCO Software, Inc. (b)                                11,995,631
                                                                                                                  ---------------
                                                                                                                      225,154,902

                    Specialty Retail - 0.2%          250,000   Home Depot, Inc.                                        10,877,500
                                                     470,000   Pier 1 Imports, Inc.                                     6,683,400
                                                      76,600   The Sports Authority, Inc. (b)                           2,435,880
                                                                                                                  ---------------
                                                                                                                       19,996,780

                    Textiles, Apparel &            1,350,000   Unifi, Inc. (b)                                          5,845,500
                    Luxury Goods - 0.0%

                    Thrifts & Mortgage                50,000   Doral Financial Corp.                                      771,500
                    Finance - 0.3%                   275,000   Fannie Mae                                              15,361,500
                                                     125,000   Freddie Mac                                              7,910,000
                                                     200,000   Washington Mutual, Inc.                                  8,496,000
                                                                                                                  ---------------
                                                                                                                       32,539,000

                    Tobacco - 0.4%                 2,100,000   Alliance One International, Inc.                        12,726,000
                                                     535,200   Altria Group, Inc.                                      35,836,992
                                                                                                                  ---------------
                                                                                                                       48,562,992

                    Transportation                   930,100   Macquarie Infrastructure Co. Trust                      26,414,840
                    Infrastructure - 0.2%

                    Wireless                         374,900   Alltel Corp.                                            24,930,850
                    Telecommunication
                    Services - 0.2%

                                                               Total Common Stocks in the United States             3,089,857,774

                                                               Total Common Stocks
                                                               (Cost - $4,707,298,233) - 55.8%                      6,357,654,821


                                                 Shares Held   Exchange-Traded Funds
United States - 0.1%                                 147,700   Nasdaq-100 Index Tracking Stock (c)                      5,844,489

                                                               Total Exchange-Traded Funds
                                                               (Cost - $5,318,677) - 0.1%                               5,844,489



                                                               Mutual Funds
South Korea - 0.1%                                   500,000   Korea Fund (USD)                                        15,015,000

                                                               Total Mutual Funds in South Korea                       15,015,000


Vietnam - 0.0%                                     1,272,540   Vietnam Enterprise Investments Ltd. Redeemable
                                                               Shares (b)                                               1,807,007

                                                               Total Mutual Funds in Vietnam                            1,807,007

                                                               Total Mutual Funds (Cost - $7,676,572) - 0.1%           16,822,007


                                                               Preferred Stocks
Australia - 0.2%    Commercial Banks - 0.2%          492,000   National Australia Bank Ltd., 7.875% (d)                19,360,200

                                                               Total Preferred Stocks in Australia                     19,360,200


United              Diversified                      104,238   McLeodUSA, Inc. Series A, 2.50% (d)                         26,060
States - 0.6%       Telecommunication
                    Services - 0.0%

                    Insurance - 0.2%                 372,100   Metlife, Inc. Series B, 6.375% (d)                      10,296,007
                                                     340,000   XL Capital Ltd., 6.50% (d)                               7,956,000
                                                                                                                  ---------------
                                                                                                                       18,252,007

                    Oil, Gas & Consumable             10,650   El Paso Corp., 4.99% (d)(j)                             11,758,931
                    Fuels - 0.1%

                    Thrifts & Mortgage                   385   Fannie Mae, 5.375% (d)                                  36,611,240
                    Finance - 0.3%

                                                               Total Preferred Stocks in the United States             66,648,238

                                                               Total Preferred Stocks (Cost - $81,792,134) - 0.8%      86,008,438


                                                               Warrants (k)
Russia - 0.0%       Diversified                       47,330   Metromedia International Group, Inc.
                    Telecommunication                          (expires 6/01/2006)                                             47
                    Services - 0.0%

                                                               Total Warrants in Russia                                        47


United              Construction &                 4,000,000   Foster Wheeler Ltd. Class B (expires 9/24/2007) (o)      4,160,000
States - 0.1%       Engineering - 0.0%

                    Diversified                       10,894   AboveNet, Inc. (expires 9/08/2008)                          98,046
                    Telecommunication                 12,816   AboveNet, Inc. (expires 9/08/2010)                         115,344
                    Services - 0.0%                  230,981   McLeodUSA, Inc. (expires 4/16/2007)                          1,270
                                                                                                                  ---------------
                                                                                                                          214,660

                    Real Estate - 0.1%             6,131,614   Marco Polo Investment Holdings Ltd. (expires
                                                               8/29/2013)                                               9,197,421

                                                               Total Warrants in the United States                     13,572,081

                                                               Total Warrants (Cost - $5,904,473) - 0.1%               13,572,128


                                                               Rights
United              Commercial Services &            836,400   Information Resources, Inc. (i)                            401,472
States - 0.0%       Supplies - 0.0%

                                                               Total Rights (Cost - $1,405,152) - 0.0%                    401,472


                                                               Fixed Income Securities


                                                        Face
Country             Industry*                         Amount   Corporate Bonds
Australia - 0.1%    Food                  USD     12,325,000   Burns, Philp Capital Property Ltd., 10.75% due
                    Products - 0.1%                            2/15/2011                                               13,680,750

                                                               Total Corporate Bonds in Australia                      13,680,750


Brazil - 0.1%       Chemicals - 0.1%              11,000,000   Cosan SA Industria e Comercio, 9% due 11/01/2009 (j)    11,495,000

                    Commercial                     2,000,000   Banco Nacional de Desenvolvimento
                    Banks - 0.0%                               Economico e Social, 5.83% due 6/16/2008 (a)              2,002,500

                                                               Total Corporate Bonds in Brazil                         13,497,500


Canada - 0.2%       Wireless                                   Rogers Wireless Communications, Inc.:
                    Telecommunication             11,600,000       6.535% due 12/15/2010 (a)                           12,078,500
                    Services - 0.2%       CAD      6,250,000       7.625% due 12/15/2011                                5,442,208
                                                                                                                  ---------------
                                                                                                                       17,520,708

                                                               Total Corporate Bonds in Canada                         17,520,708


Cayman              Industrial            USD     12,720,000   First Pacific Finance Ltd., 0% due 1/18/2010 (d)(l)     13,674,000
Islands - 0.1%      Conglomerates - 0.1%

                    Oil, Gas & Consumable          4,750,000   Momenta/Cayman, 2.50% due 8/01/2007 (d)                  4,726,250
                    Fuels - 0.0%

                                                               Total Corporate Bonds in the Cayman Islands             18,400,250


Chile - 0.4%        Electric                      53,887,690   Empresa Electrica del Norte Grande SA, 4% due
                    Utilities - 0.4%                           11/05/2017 (l)                                          49,711,394

                                                               Total Corporate Bonds in Chile                          49,711,394


China - 0.1%        Industrial                    15,000,000   Hutchison Whampoa International Ltd., 5.45% due
                    Conglomerates - 0.1%                       11/24/2010                                              15,296,700

                                                               Total Corporate Bonds in China                          15,296,700


Europe - 1.7%       Commercial                                 European Investment Bank:
                    Banks - 1.7%          EUR     38,750,000       3.50% due 10/15/2005                                47,200,322
                                          GBP     60,200,000       6.125% due 12/07/2005                              106,434,308
                                          EUR     30,700,000       4% due 1/15/2007                                    38,218,793
                                                                                                                  ---------------
                                                                                                                      191,853,423

                                                               Total Corporate Bonds in Europe                        191,853,423


France - 0.5%       Commercial                    39,150,000   ERAP, 2.875% due 7/12/2006                              47,866,876
                    Banks - 0.4%

                    Containers &          USD      5,480,000   Crown European Holdings SA, 10.875% due 3/01/2013        6,425,300
                    Packaging - 0.1%

                    Software - 0.0%       EUR      1,505,000   Infogrames Entertainment SA Series WW, 4% due
                                                               4/01/2009 (d)                                            1,410,214

                                                               Total Corporate Bonds in France                         55,702,390


Germany - 1.9%      Commercial Banks - 1.9%                    KfW - Kreditanstalt fuer Wiederaufbau:
                                          GBP     34,250,000       4.125% due 6/07/2006                                60,147,978
                                                   7,700,000       4.80% due 10/27/2006                                13,608,092
                                          EUR     39,150,000       3.125% due 11/15/2006                               48,129,087
                                          GBP     11,550,000       5.375% due 12/07/2007                               20,762,670
                                                  11,550,000       4.50% due 12/07/2008                                20,405,915
                                          EUR     38,750,000       4.25% due 7/04/2014                                 50,803,458
                                                                                                                  ---------------
                                                                                                                      213,857,200

                                                               Total Corporate Bonds in Germany                       213,857,200


India - 0.3%        Automobiles - 0.1%    USD      8,100,000   Tata Motors Ltd., 1% due 7/31/2008 (d)(j)               15,957,000

                    Media - 0.2%          USD     23,000,000   Zee Telefilms Ltd, 0.50% due 4/29/2009 (d)              23,574,954

                                                               Total Corporate Bonds in India                          39,531,954


Japan - 0.6%        Commercial            JPY    860,000,000   The Bank of Fukuoka Ltd., Series 2, 1.10% due
                    Banks - 0.3%                               9/28/2007 (d)                                           11,157,329
                                               1,654,000,000   The Bank of Kyoto Ltd., Series 1, 1.90% due
                                                               9/30/2009 (d)                                           21,955,033
                                                                                                                  ---------------
                                                                                                                       33,112,362

                    Insurance - 0.0%             735,000,000   ASIF III Jersey Ltd., 0.95% due 7/15/2009                6,622,475

                    Leisure Equipment &          814,000,000   Shoei Co., Ltd. Series 2, 0% due 12/30/2009 (d)(l)       9,302,235
                    Products - 0.1%

                    Trading Companies &        1,635,000,000   Mitsubishi Corp., 0% due 6/17/2011 (d)(l)               19,660,447
                    Distributors - 0.2%

                                                               Total Corporate Bonds in Japan                          68,697,519


Luxembourg - 0.1%   Industrial                     5,750,000   Tyco International Group SA, 2.75% due
                    Conglomerates - 0.1%                       1/15/2018 (d)(j)                                         7,697,813

                                                               Total Corporate Bonds in Luxembourg                      7,697,813


Malaysia - 0.1%     Diversified           MYR     13,400,000   Feringghi Capital Ltd., 0% due 12/22/2009 (d)(l)        14,421,750
                    Financial
                    Services - 0.1%
                                                               Total Corporate Bonds in Malaysia                       14,421,750


Mexico - 0.3%       Household                                  Vitro Envases Norteamerica SA de CV:
                    Durables - 0.2%       USD      2,500,000       10.75% due 7/23/2011                                 2,525,000
                                                  18,250,000       10.75% due 7/23/2011 (j)                            18,432,500
                                                                                                                  ---------------
                                                                                                                       20,957,500

                    Oil, Gas & Consumable GBP      4,930,000   Petroleos Mexicanos, 14.50% due 3/31/2006                9,236,969
                    Fuels - 0.1%

                                                               Total Corporate Bonds in Mexico                         30,194,469


Netherlands - 0.3%  Semiconductors &                           ASM International NV (d):
                    Semiconductor         USD      1,500,000       4.25% due 12/06/2011                                 1,460,789
                    Equipment - 0.3%               4,235,000       4.25% due 12/06/2011 (j)                             4,012,663
                                          EUR     22,850,000   Infineon Technologies Holding BV, 4.25% due
                                                               2/06/2007 (d)                                           27,990,750
                                                                                                                  ---------------
                                                                                                                       33,464,202

                                                               Total Corporate Bonds in the Netherlands                33,464,202


South Korea - 0.2%  Wireless                                   LG Telecom Ltd.:
                    Telecommunication     USD        250,000       8.25% due 7/15/2009                                    260,332
                    Services - 0.2%               15,750,000       8.25% due 7/15/2009 (j)                             16,765,544
                                                                                                                  ---------------
                                                                                                                       17,025,876

                                                               Total Corporate Bonds in South Korea                    17,025,876


United              Commercial            GBP     17,000,000   Bank Nederlandse Gemeenten, 4.625% due 12/07/2006       30,006,246
Kingdom - 0.7%      Banks - 0.3%                   3,850,000   International Bank for Reconstruction &
                                                               Development, 7.125% due 7/30/2007                        7,140,323
                                                                                                                  ---------------
                                                                                                                       37,146,569

                    Diversified                                Colt Telecom Group Plc:
                    Telecommunication     EUR     20,150,000       2% due 3/29/2006                                    28,207,748
                    Services - 0.4%               11,575,000       2% due 4/03/2007 (d)                                17,047,283
                                                                                                                  ---------------
                                                                                                                       45,255,031

                                                               Total Corporate Bonds in the United Kingdom             82,401,600


United              Aerospace &           USD      3,700,000   GenCorp, Inc., 5.75% due 4/15/2007 (d)                   4,120,875
States - 4.5%       Defense - 0.0%

                    Airlines - 0.0%                4,941,985   Northwest Airlines, Inc. Series 1999-3-B, 9.485%
                                                               due 10/01/2016 (p)                                       3,085,449

                    Biotechnology - 0.2%                       Abgenix, Inc. (d):
                                                  12,765,000       3.50% due 3/15/2007                                 12,142,706
                                                   5,000,000       1.75% due 12/15/2011 (j)                             4,968,750
                                                   1,480,000    Cell Genesys, Inc., 3.125% due 11/01/2011 (d)           1,213,600
                                                                                                                  ---------------
                                                                                                                       18,325,056

                    Communications                 5,790,000   Lucent Technologies, Inc., 8% due 8/01/2031 (d)          5,985,413
                    Equipment - 0.0%

                    Construction &                55,593,750   Foster Wheeler LLC Series A, 10.359% due
                    Engineering - 0.8%                         9/15/2011 (o)                                           61,222,617
                                                  14,765,000   J Ray McDermott SA, 11% due 12/15/2013 (j)              16,905,925
                                                   9,000,000   McDermott, Inc., 8.75% due 5/19/2023                     9,090,000
                                                                                                                  ---------------
                                                                                                                       87,218,542

                    Consumer Finance - 0.0%          170,000   HSBC Finance Corp., 6.40% due 6/17/2008                    178,235

                    Containers &                  28,795,000   Anchor Glass Container Corp., 11% due
                    Packaging - 0.2%                           2/15/2013 (p)                                           17,708,925
                                                   5,904,000   Crown Cork & Seal Co., Inc., 7.50% due 12/15/2096        5,136,480
                                                                                                                  ---------------
                                                                                                                       22,845,405

                    Diversified Financial            120,000   American Honda Finance Corp.,
                    Services - 0.3%                            3.85% due 11/06/2008                                       116,970
                                                               General Electric Capital Corp.:
                                          JPY  1,350,000,000       0.10% due 12/20/2005                                12,043,212
                                               1,500,000,000       1.40% due 11/02/2006                                13,603,439
                                          USD      3,805,000   Triad Acquisition Corp., 11.125% due
                                                               5/01/2013 (j)                                            3,919,150
                                                                                                                  ---------------
                                                                                                                       29,682,771

                    Diversified                                MCI, Inc.:
                    Telecommunication             14,051,000       6.908% due 5/01/2007                                14,226,638
                    Services - 1.4%               14,051,000       7.688% due 5/01/2009                                14,648,168
                                                   9,624,000       8.735% due 5/01/2014                                10,827,000
                                                 122,057,412   Metromedia International Group, Inc. Series B,
                                                               10.50% due 9/30/2007                                   122,057,412
                                                                                                                  ---------------
                                                                                                                      161,759,218


                    Health Care Providers &        2,297,000   Beverly Enterprises, Inc., 7.875% due 6/15/2014          2,503,730
                    Services - 0.1%               10,000,000   Tenet Healthcare Corp., 9.25% due 2/01/2015 (j)         10,300,000
                                                                                                                  ---------------
                                                                                                                       12,803,730

                    Hotels, Restaurants           20,800,000   Uno Restaurant Corp., 10% due 2/15/2011 (j)             20,072,000
                    & Leisure - 0.2%


                    Independent Power     GBP      3,393,000   The AES Corp., 8.375% due 3/01/2011                      6,212,645
                    Producers &           USD     10,200,000   Calpine Corp., 7.625% due 4/15/2006                      9,384,000
                    Energy Traders - 0.5%                      Calpine Generating Co. LLC (a):
                                                  28,300,000       6.861% due 4/01/2009                                28,866,000
                                                  15,500,000       9.26% due 4/01/2010                                 15,693,750
                                                                                                                  ---------------
                                                                                                                       60,156,395

                    Insurance - 0.1%      USD        170,000   AIG SunAmerica Global Financing VII, 5.85% due
                                                               8/01/2008                                                  175,543
                                                   4,945,000   Fortis Insurance NV, 7.75% due 1/20/2008 (d)(j)          5,482,769
                                                                                                                  ---------------
                                                                                                                        5,658,312

                    Oil, Gas & Consumable          6,425,000   McMoRan Exploration Co., 5.25% due
                    Fuels - 0.1%                               10/06/2011 (d)(j)                                        7,958,969

                    Paper & Forest                22,750,000   Mandra Forestry, 12% due 5/15/2013 (j)(r)               22,750,000
                    Products - 0.2%

                    Semiconductors &              22,400,000   Conexant Systems, Inc., 4% due 2/01/2007 (d)            21,252,000
                    Semiconductor                  9,050,000   LSI Logic Corp., 4% due 11/01/2006 (d)                   8,914,250
                    Equipment - 0.3%                                                                              ---------------
                                                                                                                       30,166,250

                    Specialty                      1,890,000   General Nutrition Centers, Inc., 8.625% due
                    Retail - 0.0%                              1/15/2011 (j)                                            1,795,500

                    Wireless                      14,325,000   Nextel Communications, Inc., 5.25% due
                    Telecommunication                          1/15/2010 (d)                                           14,325,000
                    Services - 0.1%

                                                               Total Corporate Bonds in the United States             508,887,120

                                                               Total Corporate Bonds
                                                               (Cost - $1,317,633,844) - 12.2%                      1,391,842,618



                                                               Floating Rate Loan Interests (q)
United              Household Durables - 0.1%      6,810,000   Vitro Envases Norteamerica SA de CV, 9.54% Term,
States - 0.1%                                                  due 2/23/2010                                            6,673,800

                    Textiles, Apparel & Luxury     9,652,088   Galey & Lord, Inc., Term, 10.17% due 9/05/2009 (p)       2,606,064
                    Goods - 0.0%

                                                               Total Floating Rate Loan Interests
                                                               (Cost - $13,763,152) - 0.1%                              9,279,864



                                                               Foreign Government Obligations
Brazil - 0.1%                                     11,500,000   Brazilian Government International Bond, 8.25%
                                                               due 1/20/2034                                           10,959,500

                                                               Total Foreign Government Obligations in Brazil          10,959,500


Canada - 0.3%                                                  Canadian Government Bond:
                                          CAD        350,000       4.25% due 9/01/2008                                    294,223
                                                  38,600,000       4% due 9/01/2010                                    32,229,796
                                                     521,000       5.25% due 6/01/2013                                    466,276
                                                     175,000       Series WL43, 5.75% due 6/01/2029                       173,550
                                                                                                                  ---------------
                                                                                                                       33,163,845

                                                               Total Foreign Government Obligations in Canada          33,163,845


France - 0.2%                             EUR     23,500,000   Caisse d'Amortissement de la Dette Sociale,
                                                               4% due 10/25/2014                                       30,197,220

                                                               Total Foreign Government Obligations in France          30,197,220


Germany - 1.8%                                   115,870,000   Bundesobligation Series 136, 5% due 8/19/2005          140,916,008
                                                  51,000,000   Federal State of North Rhine Westphalia Series
                                                               387, 4.25% due 2/16/2007                                63,816,469
                                                                                                                  ---------------
                                                                                                                      204,732,477

                                                               Total Foreign Government Obligations in Germany        204,732,477


Iceland - 0.2%                            ISK  1,316,000,000   Iceland Rikisbref, 7.25% due 5/17/2013                  20,082,083

                                                               Total Foreign Government Obligations in Iceland         20,082,083


Italy - 0.1%                              JPY  2,075,000,000   Italy Government International Bond, 0.375% due
                                                               10/10/2006                                              18,582,482

                                                               Total Foreign Government Obligations in Italy           18,582,482


Malaysia - 0.5%                           MYR     38,600,000   Johor Corp., 1% due 7/31/2009 (l)                       10,652,180
                                                 156,500,000   Malaysia Government International Bond Series
                                                               386X, 8.60% due 12/01/2007                              46,827,195
                                                                                                                  ---------------
                                                                                                                       57,479,375

                                                               Total Foreign Government Obligations in Malaysia        57,479,375


Netherlands - 0.3%                        EUR     24,000,000   Netherlands Government Bond, 3.75% due 7/15/2014        30,412,496

                                                               Total Foreign Government Obligations in the
                                                               Netherlands                                             30,412,496


New Zealand - 0.2%                        NZD     20,750,000   New Zealand Government Bond Series 216,
                                                               4.50% due 2/15/2016                                     18,916,586

                                                               Total Foreign Government Obligations in New Zealand     18,916,586


Poland - 0.2%                             PLN     91,500,000   Poland Government Bond, 3% due 8/24/2016                27,398,892

                                                               Total Foreign Government Obligations in Poland          27,398,892


Sweden - 0.4%                             SEK    275,750,000   Sweden Government Bond Series 3101, 4% due
                                                               12/01/2008                                              44,745,131

                                                               Total Foreign Government Obligations in Sweden          44,745,131


United                                                         United Kingdom Gilt:
Kingdom - 0.0%                            GBP        260,000       7.25% due 12/07/2007                                   489,065
                                                      85,000       8% due 6/07/2021                                       211,900
                                                                                                                  ---------------
                                                                                                                          700,965
                                                               Total Foreign Government Obligations in the
                                                               United Kingdom                                             700,965

                                                               Total Foreign Government Obligations
                                                               (Cost - $482,510,134) - 4.3%                           497,371,052


                                                               U.S. Government Obligations
                                                               U.S. Treasury Inflation Indexed Bonds:
                                          USD    132,695,612       1.625% due 1/15/2015                               129,741,209
                                                  10,994,940       1.875% due 7/15/2015                                10,973,038
                                                               U.S. Treasury Notes (h):
                                                  60,500,000       3.50% due 5/31/2007                                 59,956,468
                                                  23,250,000       4% due 6/15/2009                                    23,148,281
                                                  11,150,000       4.75% due 5/15/2014                                 11,539,380

                                                               Total U.S. Government Obligations
                                                               (Cost - $235,516,295) - 2.1%                           235,358,376

                                                               Total Fixed Income Securities
                                                               (Cost - $2,049,423,425) - 18.7%                      2,133,851,910


                                                  Beneficial
                                                    Interest   Other Interests (f)
United              Diversified                   19,750,000   AboveNet, Inc.. (Litigation Trust Certificates)                  0
States - 0.0%       Telecommunication                  5,700   McLeodUSA, Inc. (Litigation Trust Certificates)                  0
                    Services - 0.0%

                                                               Total Other Interests (Cost - $0 ) - 0.0%                        0


                                                       Face
                                                      Amount   Short-Term Securities
Singapore - 0.4%    Time                  SGD     70,732,751   SGD Time Deposit, 1.92% due 9/02/2005                   42,603,675
                    Deposits - 0.3%

                                                               Total Short-Term Securities in Singapore                42,603,675


                                                  Beneficial
                                                    Interest   Short-Term Securities
United States - 22.5%                     USD  2,405,252,178   Merrill Lynch Liquidity Series, LLC Cash
                                                               Sweep Series I (m)                                   2,405,252,178
                                                 158,935,128   Merrill Lynch Liquidity Series, LLC Money
                                                               Market Series (m)(n)                                   158,935,128

                                                               Total Short-Term Securities in the United States     2,564,187,306

                                                               Total Short-Term Securities
                                                               (Cost - $2,606,807,667) - 22.8%                      2,606,790,981

                                                               Total Investments
                                                               (Cost - $9,465,626,333) - 98.4%                     11,220,946,246


                                                   Number of
                                                   Contracts   Call Options Written
Options - 2.0%                                         2,500   3Com Corp., expiring January 2006 at USD 5                (37,500)
                                                       2,600   Andrx Corp., expiring January 2007 at USD 20             (780,000)
                                                      13,000   BMC Software, Inc., expiring January 2006
                                                               at USD 15                                              (6,240,000)
                                                       3,800   Borland Software Corp., expiring January 2006
                                                               at USD 5                                                 (817,000)
                                                       1,750   Career Education Corp., expiring January 2007
                                                               at USD 25                                              (3,062,500)
                                                       5,000   Cirrus Logic, Inc., expiring January 2006 at
                                                               USD 5                                                  (1,350,000)
                                                       3,592   Cirrus Logic, Inc., expiring January 2007 at
                                                               USD 5                                                  (1,185,360)
                                                       4,000   Cisco Systems, Inc., expiring January 2006 at
                                                               USD 17.5                                               (1,040,000)
                                                       2,263   Computer Associates International, Inc., expiring
                                                               January 2007 at USD 30                                   (531,805)
                                                       2,000   Corinthian Colleges, Inc., expiring January 2006
                                                               at USD 15                                                (250,000)
                                                       2,812   Corinthian Colleges, Inc., expiring January 2006
                                                               at USD 15.01                                             (327,036)
                                                      10,000   Corinthian Colleges, Inc., expiring January 2006
                                                               at USD 20                                                (300,000)
                                                       5,000   El Paso Corp., expiring January 2006 at USD 12.5         (425,000)
                                                       2,000   Intel Corp., expiring January 2006 at USD 22.5         (1,020,000)
                                                       2,000   Jabil Circuit, Inc., expiring January 2006 at
                                                               USD 20                                                 (2,360,000)
                                                      10,180   Knight Capital Group, Inc. Class A, expiring
                                                               January 2007 at USD 7.5                                (1,781,500)
                                                       1,000   Massey Energy Co., expiring January 2006 at
                                                               USD 35                                                 (1,000,000)
                                                       6,266   McDermott International, Inc., expiring January
                                                               2006 at USD 17.5                                       (4,448,860)
                                                       5,000   McDermott International, Inc., expiring January
                                                               2006 at USD 20                                         (2,600,000)
                                                       2,000   McDermott International, Inc., expiring January
                                                               2006 at USD 25                                           (440,000)
                                                         739   McDermott International, Inc., expiring January
                                                               2007 at USD 22.5                                         (413,840)
                                                       1,000   Merck & Co., Inc., expiring January 2006 at
                                                               USD 27.5                                                 (440,000)
                                                         904   Molson Coors Brewing Co. Class B, expiring
                                                               January 2007 at USD 60                                   (922,080)
                                                       2,000   Nokia Oyj, expiring January 2006 at USD 15               (380,000)
                                                      34,780   Nortel Networks Corp., expiring January 2006 at
                                                               USD 2.5                                                (1,391,200)
                                                       4,454   Novell, Inc., expiring January 2007 at USD 5             (890,800)
                                                       1,174   Quanta Services, Inc., expiring August 2005 at
                                                               USD 7.5                                                  (363,940)
                                                       1,914   Quanta Services, Inc., expiring November 2005 at
                                                               USD 7.5                                                  (612,480)
                                                       3,839   Quanta Services, Inc., expiring January 2006 at
                                                               USD 10                                                   (575,850)
                                                       2,224   Quanta Services, Inc., expiring January 2007 at
                                                               USD 10                                                   (556,000)
                                                      20,008   Siebel Systems, Inc., expiring January 2006 at
                                                               USD 7.5                                                (2,701,080)
                                                         766   The Sports Authority, Inc., expiring October
                                                               2005 at USD 25                                           (582,160)
                                                       8,040   TIBCO Software, Inc., expiring November 2005 at
                                                               USD 7.5                                                  (643,200)
                                                       7,559   TIBCO Software, Inc., expiring January 2007 at
                                                               USD 7.5                                                (1,474,005)
                                                       3,000   Tyson Foods, Inc. Class A, expiring January 2006
                                                               at USD 17.5                                              (630,000)
                                                       7,850   webMethods, Inc., expiring October 2005 at USD 5       (1,099,000)
                                                       3,899   webMethods, Inc., expiring October 2005 at USD 5.01      (545,860)
                                                       1,600   webMethods, Inc., expiring January 2006 at USD 5         (248,000)
                                                       1,485   Wendy's International, Inc., expiring January
                                                               2007 at USD 45                                         (1,678,050)

                                                               Total Call Options Written
                                                               (Premiums Received - $39,288,661) - 0.4%              (46,144,106)


                                                               Total Investments, Net of Options Written
                                                               (Cost - $9,426,337,672**) - 98.0%                   11,174,802,140
                                                               Other Assets Less Liabilities - 2.0%                   227,341,235
                                                                                                                 ----------------
                                                               Net Assets - 100.0%                               $ 11,402,143,375
                                                                                                                 ================


  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of July 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                        $    9,441,517,775
                                                          ==================
    Gross unrealized appreciation                         $    1,952,172,470
    Gross unrealized depreciation                              (218,888,105)
                                                          ------------------
    Net unrealized appreciation                           $    1,733,284,365
                                                          ==================

(a) Floating rate note.

(b) Non-income producing security.

(c) Security, or a portion of security, is on loan.

(d) Convertible security.

(e) Depositary receipts.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g) Restricted securities as to resale, representing 1.1% of net assets, were as follows:

                                 Acquisition
    Issue                          Date(s)               Cost          Value

    International Coal
      Group, Inc.        12/06/2004 - 12/14/2004    $ 16,501,425   $ 20,943,000
    Koninklijke Ahold NV*             12/11/2003       2,811,386      3,951,473
                                                    ------------   ------------
    Total                                           $ 19,312,811   $ 24,894,473
                                                    ============   ============

      * Depositary receipts.

(h) All of a portion of security held as collateral in connection with open financial futures contracts.

(i) The rights entitle the holders to potential cash distributions pending litigation settlements.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l) Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                      Interest
    Affiliate                                   Net Activity            Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                 $  13,071,021      $ 42,499,237
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                 $   3,439,470      $    105,085

(n) Security was purchased with the cash proceeds from securities loans.

(o) Investments in companies whereby the Fund held 5% or more of the companies outstanding securities are considered to be an affiliate, for purposes of Section 2(a)(3) of the
    Investment Company Act of 1940, were as follows:

                                                                                                                     Interest/
                                                    Net              Purchase          Sales         Realized         Dividend
    Affiliate                                     Activity             Cost             Cost      Gains (Losses)       Income
    Foster Wheeler Ltd.                          (9,933,412)   $  44,383,382*     $   27,744,516   $  17,857,832              #
    Foster Wheeler Ltd. (Convertible Preferred)    (104,914)               -      $    4,383,382*              -              #
    Foster Wheeler Ltd. (Class B) (Warrants)               -               -                   -               -              #
    Foster Wheeler Ltd:
       10.359% due 9/15/2011 (Series A)           27,450,000   $  27,450,000*                  -               -    $ 4,379,497
       10.359% due 9/15/2011 (Series B)         (27,450,000)               -      $   2 ,745,000*              -              -

       # Non-income producing security.

       * Shares were exchanged due to a corporate action.

(p) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(q) Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks, or (iii) the certificate of deposit rate.

(r) Issued with warrants.

    Financial futures contracts purchased as of July 31, 2005 were as follows:


    Number of                                               Expiration          Face         Unrealized
    Contracts          Issue                Exchange           Date            Value        Appreciation
    2,085       DJ Euro Stoxx            Euronext Paris    September 2005   $   79,650,709  $   4,632,645
    479         FTSE 100 Index Future        LIFFE         September 2005       42,560,952      1,886,476
    892         MSCI Euro Index Future       LIFFE         September 2005       20,158,749        984,103
    209         S&P 500 Index                 NYSE         September 2005       62,768,046      1,854,754
    271         Topix Index Future           Tokyo         September 2005       27,651,713      1,480,273
                                                                                            -------------
    Total Unrealized Appreciation - Net                                                     $  10,838,251
                                                                                            =============

    Financial futures contracts sold as of July 31, 2005 were as follows:


    Number of                                           Expiration            Face          Unrealized
    Contracts          Issue              Exchange         Date              Value         Appreciation
    95        Japanese Government Bond     Tokyo      September 2005     $  119,363,737    $   773,702


    Swap contracts outstanding as of July 31, 2005 were as follows:

                                              Notional          Unrealized
    Description                                Amount          Depreciation

    Bought credit default protection on
    United Mexican States and pay 1.12%

    Broker, Credit Suisse First Boston
    Expires May 2010                       $   6,450,000      $    (87,107)


    Forward foreign exchange contracts as of July 31, 2005 were as follows:

                                                         Unrealized
                                                       Appreciation
    Foreign Currency Sold      Settlement Date       (Depreciation)

    GBP     20,250,000           August 2005         $    1,311,551
    GBP    288,000,000          September 2005            1,368,509
    GBP     19,000,000           October 2005             (333,667)
                                                     --------------
    Total Unrealized Appreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $122,010,495)                  $    2,346,393
                                                     ==============

    Currency Abbreviations:

    AUD   Australian Dollar          MYR   Malaysian Ringgit
    CAD   Canadian Dollar            NZD   New Zealand Dollar
    EUR   Euro                       PLN   Polish Zloty
    GBP   British Pound              SEK   Swedish Krona
    ISK   Icelandic Crona            SGD   Singapore Dollar
    JPY   Japanese Yen               USD   U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Allocation Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       Merrill Lynch Global Allocation Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       Merrill Lynch Global Allocation Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       Merrill Lynch Global Allocation Fund, Inc.


Date: September 23, 2005